Income Taxes - Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	4.50%	1.60%	1.70%
Tax credits	0.10%	0.20%	1.60%
Equity compensation	8.40%	(0.90%)	(1.00%)
Nondeductible revaluation	(14.40%)	0.00%	0.00%
Change in valuation allowance	(20.80%)	(20.90%)	(20.60%)
Transaction costs	1.20%	0.00%	0.00%
Other, net	0.40%	(0.80%)	(1.80%)
Effective income tax rate	0.40%	0.20%	0.90%